Statements of Comprehensive Income (Unaudited) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Net Loss	$ (60)	$ (60)
Other comprehensive income:
Reclassification adjustment for realized gain on sale of Agency Securities	0	0
Net unrealized gain on available for sale securities	0	0
Other comprehensive income	0	0
Comprehensive Loss	$ (60)	$ (60)